Restricted cash (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Maximum [Member]
Weighted Average Rate Foreign Deposit, Time Deposit	0.01%	0.01%
Minimum [Member]
Weighted Average Rate Foreign Deposit, Time Deposit	0.00%	0.00%
Restricted Cash Held In Escrow [Member]
Restricted Cash and Cash Equivalents, Current	1,000	1,000
Bank Guarantees For Sales Contracts With Various Hospitals And Health Authorities [Member]
Restricted Cash and Cash Equivalents, Current	1,320	1,158
Value Added Tax Liabilities [Member]
Restricted Cash and Cash Equivalents, Current	0	165